Leases - Summary of Detailed Information About Amounts Recognized In Profit of Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Disclosure Of Detailed Information About Lease Cost [Abstract]
Depreciation charge for right-of-use assets	¥ 48,861	$ 7,058	¥ 50,461	¥ 46,071
Interest expenses on lease liabilities	2,016	291	1,714	¥ 1,969
Expenses relating to short-term leases and low-value assets (included in selling, general and administrative expenses and research and development expenses)	32,123	4,640	21,458
Total amount recognized in profit or loss	¥ 83,000	$ 11,989	¥ 73,633